Financial Instruments with Preferred Rights - Additional Information (Details)		12 Months Ended
	Mar. 19, 2021	Dec. 31, 2022 $ / shares shares	Nov. 01, 2022 shares	Mar. 18, 2021 shares
Disclosure Of Financial Instruments [Line Items]
Number of shares issued		43,057,316	25,468
Preferred shares conversion ratio	1
Financial Instruments with Preferred Rights
Disclosure Of Financial Instruments [Line Items]
Conversion from preferred shares to ordinary shares after share consolidation		24,745,572
Preference Shares | Financial Instruments with Preferred Rights
Disclosure Of Financial Instruments [Line Items]
Number of shares issued at consolidation		46,232
Number of shares issued				24,791,804
Number of shares outstanding				24,791,804
Initial public offering price | $ / shares		$ 17
Preferred shares conversion ratio		1